Financial results	9 Months Ended
Sep. 30, 2023
Financial results
Financial results

28.Financial results

	Nine-month period ended September 30,
	2023	2022

	(Unaudited)
Finance income
Results from financial assets	321,142	124,493
Yields and interests	1,378,145	612,914
Gain on derivative settlement	2,852	11,834
Dividends	90	70
Other financial income	82,542	138,087
	1,784,771	887,398
Financial expenses
Financial cost of loans and borrowings	(5,151,076)	(3,886,375)
Financial cost of other liabilities (1)	(1,657,833)	(1,559,080)
Results from financial assets	(251,001)	(125,493)
Other financial expenses	(710,545)	(304,929)
	(7,770,455)	(5,875,877)
Foreign exchange
Foreign exchange gain (loss)	1,806,158	(377,527)
	1,806,158	(377,527)
	(4,179,526)	(5,366,006)
(1)	It includes the financial expense for the updating of the liability for abandonment costs, and the interest, net of post-employment benefits and other long-term employee benefits.